ORGANIZATION AND DESCRIPTION OF BUSINESS (Detail Textuals) - shares	Apr. 28, 2018	Dec. 31, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Common stock, shares issued		11,675,216	11,640,820
MDJCC Limited ("MDJH Hong Kong")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Percentage of Ownership		100.00%
Mingda Tianjin (VIE) | Mingda Beijing (WFOE)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Term of the business agreement	10 years
Mingda Tianjin (VIE) | Mingda Beijing (WFOE) | Exclusive Business Cooperation Agreement
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership percent of variable interest entity	100.00%